EVENT AFTER THE BALANCE SHEET DATE	9 Months Ended
Dec. 31, 2022
Event After Balance Sheet Date
EVENT AFTER THE BALANCE SHEET DATE

NOTE 22. EVENT AFTER THE BALANCE SHEET DATE

Sale of Ordinary Shares

In January and February 2023, the Company continued its share offering pursuant to the ATM and the Committed Purchase Agreement. From January 1, 2023 through February 24, 2023, the Company sold 63,279 ordinary shares under the ATM and generated net proceeds of approximately $0.3 million and sold 270,000 ordinary shares under the Committed Purchase Agreement for net proceeds totaling approximately $1.3 million.